NOTES RECEIVABLE (Details Textual)	1 Months Ended		12 Months Ended
	Apr. 28, 2016	Apr. 28, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 28, 2014 CAD
Investment Income, Interest			$ 38,324	$ 0
Accounts, Notes, Loans and Financing Receivable, Net, Noncurrent			597,876	582,384
Accretion Expense			83,517	3,641
CWN Capital [Member]
Sale of Stock, Percentage of shares sold		23.80%
Non-Interest Bearing Promissory Notes [Member]
Receivable with Imputed Interest, Face Amount		$ 618,952			CAD 831,031
Foreign Currency Transaction Loss, before Tax			$ 21,349	110,912
Receivable with Imputed Interest, Effective Yield (Interest Rate)	8.00%		7.00%
Receivable with Imputed Interest, Due Date	Apr. 28, 2018
Accounts, Notes, Loans and Financing Receivable, Net, Noncurrent			$ 597,876	$ 582,384